Note 21 Financial liabilities at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities at amortised cost [Line Items]
Deposits at amortised cost	€ 497,931	€ 496,720
Liabilities due to central banks	15,485	14,668
Deposits from banks	34,429	34,406
Deposits from customers at amortised cost	448,018	447,646
Debt Securities at amortized cost	71,802	69,867
Other financial liabilities	18,736	17,753
Financial liabilities at amortised cost	588,469	584,339
Demand deposits at amortized cost [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	906	657
Deposits from banks	6,377	6,977
Deposits from customers at amortised cost	332,549	331,780
Time deposits and other [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	7,558	6,369
Deposits from banks	15,470	15,049
Deposits from customers at amortised cost	103,763	106,658
Repurchase Agreements [Member]
Financial liabilities at amortised cost [Line Items]
Liabilities due to central banks	7,021	7,642
Deposits from banks	12,582	12,380
Deposits from customers at amortised cost	€ 11,706	€ 9,208